INTANGIBLE ASSETS (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
2024	$ 385,467	$ 385,467
2025	385,467	385,467
2026	385,467	385,467
2023	385,467	385,467
2027	385,467	385,467
Thereafter	$ 1,124,290	$ 1,317,022